Supplement Dated August 16, 2010
To the Product Prospectuses for:

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVUL Elite Series

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as "underlying funds".  Please refer to the prospectus for each underlying fund, included with this supplement, for comprehensive information.  The following information is added to the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

Lincoln Life has also changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund, included with this supplement, for comprehensive information.  The following information amends the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Global Tactical Allocation Fund: Long-term growth of capital.

(Subadvised by SSgA Funds Management, Inc.)

(formerly LVIP Wilshire Aggressive Profile Fund)

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Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

Fund	Management Fees	12(b)1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses Without waivers or reductions	Total waivers and reductions	Total Fund operating expenses with waivers and reductions
LVIP SSgA Conservative Index Allocation Fund (Standard Class) (1)……………………….	0.25%	0.00%	1.05%	0.40%	1.70%	(1.10%)	0.60%
LVIP SSgA Conservative Structured Allocation Fund (Standard Class)(1)…………………...	0.25%	0.00%	0.14%	0.42%	0.81%	(0.19%)	0.62%
LVIP SSgA Moderate Index Allocation Fund (Standard Class) (1)………………...	0.25%	0.00%	0.55%	0.40%	1.20%	(0.60%)	0.60%
LVIP SSgA Moderate Structured Allocation Fund (Standard Class) (1)……………………….	0.25%	0.00%	0.10%	0.43%	0.78%	(0.15%)	0.63%
LVIP SSgA Moderately Aggressive Index Allocation Fund (Standard Class) (1)……………………….	0.25%	0.00%	1.05%	0.41%	1.71%	(1.10%)	0.61%
LVIP SSgA Moderately Aggressive Structured Allocation Fund (Standard Class) (1)……………………….	0.25%	0.00%	0.27%	0.42%	0.94%	(0.32%)	0.62%

(17) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:  0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2012. LIA has contractually agreed to reimburse the fund’s Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.20% of average daily net assets of the fund.  The agreement will continue at least through April 30, 2012.

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